Commitments and Contingencies - Additional Information (Detail) - USD ($) shares in Thousands					3 Months Ended	12 Months Ended
	Mar. 08, 2019	Jan. 04, 2018	Aug. 03, 2017	Sep. 30, 2010	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
A&E Medical Corporation [Member]
Commitment And Contingencies [Line Items]
Payments to acquire businesses			$ 54,000,000		$ 3,000,000
Escrow deposit			3,000,000
Renew distribution agreement						The term automatically renews for successive five-year periods, unless either party provides written notice of its intent not to renew at least one year prior to the expiration of the initial term or the applicable renewal period. Neither party provided notice of non-renewal on or before December 31, 2016, thereby triggering the five-year automatic renewal period upon the expiration of the initial term. The distribution agreement will therefore continue at least through December 31, 2022.
Escrow Amount to satisfy possible indemnification obligations.			0
Zimmer [Member]
Commitment And Contingencies [Line Items]
Initial agreement term				10 years
Upfront payment				$ 13,000,000
Upfront payment period				10 days
If A&E Medical Corporation Reaches Certain Milestones [Member] | A&E Medical Corporation [Member]
Commitment And Contingencies [Line Items]
Payments to acquire businesses			5,000,000
Successfully Obtaining Certain FDA Regulatory Clearance [Member] | A&E Medical Corporation [Member]
Commitment And Contingencies [Line Items]
Payments to acquire businesses			$ 1,000,000
Paradigm Spine [Member]
Commitment And Contingencies [Line Items]
Agreement to acquire business	$ 300,000,000
Cash to be paid at closing	150,000,000
Potential debt to finance business combination	$ 100,000,000
Number of common stock to be issued at closing, shares	10,729,614
Number of common stock to be issued at closing, value	$ 50,000,000
Revenue based earnout considerations	0
Cash from RTI Surgical	232,907,000					$ 99,692,000
Earnout consideration	72,177,000					0
Paradigm Spine [Member] | Maximum [Member]
Commitment And Contingencies [Line Items]
Revenue based earnout considerations	$ 150,000,000
Zyga Technology Inc [Member]
Commitment And Contingencies [Line Items]
Date of merger agreement		Jan. 04, 2018
Payments to acquire businesses		$ 21,000,000
Cash from RTI Surgical		3,000,000				$ 3,000,000	$ 21,000,000
Earnout consideration		4,986,000
Zyga Technology Inc [Member] | Clinical Milestones [Member]
Commitment And Contingencies [Line Items]
Earnout consideration		1,000,000
Zyga Technology Inc [Member] | Earn Out Payment [Member]
Commitment And Contingencies [Line Items]
Revenue based earnout considerations		35,000,000
Zyga Technology Inc [Member] | Clinical and Revenue Milestones Earnout Payment [Member]
Commitment And Contingencies [Line Items]
Earnout consideration		1,130,000
Zyga Technology Inc [Member] | Revolving Credit Facility [Member]
Commitment And Contingencies [Line Items]
Cash proceeds from credit facility		$ 18,000,000